Expense Example - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor International Discovery Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,821
Fidelity Advisor International Discovery Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor International Discovery Fund - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor International Discovery Fund - Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689